Stockholders Equity (Tables)	12 Months Ended
Dec. 31, 2022
Stockholders Equity
Schedule of fair values of the warrants
Expected volatility	76.5%
Weighted-average risk-free rate	0.21%
Expected term in years	2.00
Expected dividend yield	0%